Retirement employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Retirement Benefits [Abstract]
Summary of Defined Benefit Plans

The amount included in the consolidated statement of financial position arising from the obligation of the Company for defined benefit plans on December 31, 2023, 2024 and 2025 is as follows:

	2023		2024		2025
Present value of defined benefit obligations	Ps.	280,423	Ps.	353,509	Ps.	429,078

Summary of Movements in Present Value of Defined Obligation

The table below shows the movements in the present value of defined benefit obligations:

	2023		2024		2025
Opening defined benefit obligation	Ps.	216,908	Ps.	280,423	Ps.	353,509
Service cost recognized in net income		51,452		68,020		88,793
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions		15,932		(10,201)		(9,600)
Benefits paid		(3,869)		15,267		(3,624)
Ending defined benefit obligation	Ps.	280,423	Ps.	353,509	Ps.	429,078

Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income

Below are the amounts for the years ended December 31, 2023, 2024 and 2025 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2023		2024		2025
Current service labor cost	Ps.	22,352	Ps.	36,997	Ps.	45,502
Interest cost		30,273		30,834		42,515
Actuarial (gains) losses		(1,173)		189		776
Components of defined benefit costs recognized in net profit		51,452		68,020		88,793
Benefits paid		(3,869)		15,267		(3,624)
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income		15,932		(10,201)		(9,600)
Total recognized as employee benefit cost	Ps.	63,515	Ps.	73,086	Ps.	75,569

Schedule of Main Actuarial Assumptions at Reporting Date

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2023	2024	2025
Discount of the projected benefit obligation at present value	9.7%	10.7%	9.7%
Salary increase	5.3%	6.2%	6.0%
Remaining labor life	15.9 years	16.4 years	16.1 years
Inflation	3.8%	4.20%	3.7%